Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2020
Accrued expenses and other liabilities
Accrued expenses and other liabilities

4.   Accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following as at December 31, 2020 and 2019:

	As at December 31
	2020	2019
Accrued vessel operating expenses and voyage expenses	8,320,291	12,096,220
Other accrued expenses	2,913,476	4,181,864
Total accrued expenses	11,233,767	16,278,084